CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Summary of Condensed Financial Information) (Details) - UiTV Media Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating data:
Revenue	$ 8,693	$ 7,460	$ 1,984
Gross profit	1,200	(116)	(3,164)
Loss from operations	(7,881)	(12,087)	(16,354)
Net loss	(12,374)	(15,469)	(18,170)
Net loss attributable to UTStarcom Holdings Corp.	(10,949)	(13,744)	(15,942)
Balance sheet data:
Current assets	3,317	6,582	8,712
Long-term assets	5,046	10,062	37,538
Current liabilities	(9,526)	(48,759)	(1,384)
Long-term liabilities	(43,396)	(1,240)	(56,047)
Non-controlling interests	$ 5,474	$ 4,570	$ 2,822